Contingencies and Commitments - Summary of Credit Lines Provided By Financial Institutions (Details) - 12 months ended Dec. 31, 2025
€ in Thousands, ₨ in Thousands, ر.ق in Thousands, ر.ع. in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
		KRW (₩)	USD ($)	EUR (€)	JPY (¥)	INR (₨)	OMR (ر.ع.)	AED (د.إ)	SAR (ر.س)	MXN ($)	QAR (ر.ق)
Commitments on Bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank and others
Credit limit		₩ 1,780,500
Used amount		₩ 388,873
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit		₩ 8,380,000
Used amount		₩ 8,380,000
General loan, etc.
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank and others
Credit limit		₩ 2,600,000
Used amount		₩ 2,600,000
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Card and others
Credit limit		₩ 48,458
Used amount		₩ 4,351
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Korea Development Bank and others
Credit limit		₩ 3,067,095
Used amount		₩ 1,845,751
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		DBS Bank and others
Credit limit | $			$ 1,760,000
Used amount | $			0
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank
Credit limit | $			8,700
Used amount | $			4,020
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank and others
Credit limit | $			1,292,634
Used amount			323,645	€ 5,150
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Kookmin Bank and others
Credit limit | €				8,431
Used amount | €				7,461
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank
Credit limit | ¥					¥ 526,241
Used amount | ¥					118,950
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit		₩ 170,168
Used amount		₩ 108,989
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		First Abu Dhabi Bank and others
Credit limit | $			1,874,849
Used amount | $			388,118
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		SMTB
Credit limit | ¥					6,500,000
Used amount | ¥					¥ 440,000
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | €				377,623
Used amount | €				€ 6,342
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ₨						₨ 27,117
Used amount | ₨						27,117
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ر.ع.							ر.ع. 6,250
Used amount | ر.ع.							0
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		First Abu Dhabi Bank
Credit limit | د.إ								د.إ 52,500
Used amount | د.إ								52,500
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Saudi National Bank and others
Credit limit | ر.س									ر.س 124,151
Used amount | ر.س									123,657
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Korea Software Financial Cooperative
Credit limit		₩ 43,806
Used amount		₩ 0
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $			14,200
Used amount | $			9,000
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Bank Muscat
Credit limit | ر.ع.							3,750
Used amount | ر.ع.							ر.ع. 3,750
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Seoul Guarantee Insurance
Credit limit		₩ 110,226
Used amount		₩ 110,226
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Saudi National Bank and others
Credit limit | $			705,517
Used amount | $			667,341
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Saudi National Bank
Credit limit | ر.س									42,505
Used amount | ر.س									ر.س 42,505
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank and others
Credit limit | $										$ 21,290
Used amount | $										$ 21,290
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Nonghyup Bank and others
Credit limit	[1]	₩ 624,149
Used amount	[1]	₩ 210,779
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Nonghyup Bank and others
Credit limit | $	[1]		575,137
Used amount | $	[1]		162,799
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Shinhan Bank
Credit limit | ر.ق	[1]										ر.ق 155,213
Used amount | ر.ق	[1]										ر.ق 0
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Standard Chartered
Credit limit | د.إ	[1]							50
Used amount | د.إ	[1]							50
Secured loan of credit sales
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank and others
Credit limit		₩ 284,500
Used amount		₩ 0
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit		₩ 28,000
Used amount		₩ 3,954
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $			35,000
Used amount			6,913			₨ 273,832		د.إ 1,446
Equity Bridge Loan Guarantee
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		First Abu Dhabi Bank and others
Credit limit | $			1,102,993
Used amount | $			955,893
Trade finance
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		DBS Bank and others
Credit limit | $			600,000
Used amount | $			$ 0

[1]	As of December 31, 2025, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.